Other Long-Term Assets	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Other Long-Term Assets
24.	Other Long-Term Assets
The composition of other long-term assets is shown below:

		June 30	December 31
(in thousands)	Note	2021	2020
Intangible assets		$2,844	$3,036
Debt issue costs - Revolving Facility	16.1	6,257	5,202
Other		5,463	5,004

Total other long-term assets		$14,564	$13,242